Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (5.0%)
	Reliance Inc.	875,557	252,817
	Eastman Chemical Co.	1,863,194	164,166
	Steel Dynamics Inc.	1,169,932	146,335
	Mueller Industries Inc.	1,832,441	139,522
	Mosaic Co.	5,138,895	138,802
	United States Steel Corp.	3,097,028	130,880
	Alcoa Corp.	4,188,239	127,741
	Albemarle Corp.	1,767,114	127,268
	CF Industries Holdings Inc.	1,371,386	107,174
	Celanese Corp.	1,768,800	100,415
	UFP Industries Inc.	932,338	99,797
	FMC Corp.	2,019,606	85,207
	Commercial Metals Co.	1,838,494	84,589
	Element Solutions Inc.	3,530,153	79,817
	Timken Co.	1,019,242	73,253
	Cabot Corp.	877,198	72,930
*	Cleveland-Cliffs Inc.	7,999,783	65,758
*	Coeur Mining Inc.	9,814,086	58,099
	Avient Corp.	1,479,316	54,971
	Hecla Mining Co.	9,710,722	53,992
	Westlake Corp.	518,630	51,879
	Sensient Technologies Corp.	685,842	51,047
	Olin Corp.	1,867,363	45,265
	Ashland Inc.	763,342	45,259
	Huntsman Corp.	2,658,832	41,983
	Scotts Miracle-Gro Co.	697,356	38,278
	Innospec Inc.	403,803	38,260
	Minerals Technologies Inc.	516,043	32,805
	Chemours Co.	2,417,688	32,711
	Quaker Chemical Corp.	228,721	28,272
	Materion Corp.	335,942	27,413
*	Ingevity Corp.	588,101	23,283
	Stepan Co.	345,742	19,030
	Worthington Steel Inc.	615,831	15,599
	Kaiser Aluminum Corp.	247,453	15,001
	Tronox Holdings plc	1,916,346	13,491
*	Ecovyst Inc.	1,696,412	10,518
*	Magnera Corp.	286,350	5,200
	Koppers Holdings Inc.	157,119	4,399
			2,703,226
Consumer Discretionary (14.5%)
	Williams-Sonoma Inc.	1,991,516	314,859
*	BJ's Wholesale Club Holdings Inc.	2,137,017	243,834
	Tapestry Inc.	3,349,093	235,810
*	CarMax Inc.	2,488,191	193,880
	Dick's Sporting Goods Inc.	889,937	179,376
	LKQ Corp.	4,192,637	178,355
	Service Corp. International	2,216,416	177,757
	Toll Brothers Inc.	1,616,003	170,634
	Interpublic Group of Cos. Inc.	6,028,762	163,741
	Aramark	4,288,866	148,052
*	GameStop Corp. Class A	6,505,515	145,203
	Murphy USA Inc.	291,442	136,922
	Ralph Lauren Corp.	612,963	135,305
	Hasbro Inc.	2,144,015	131,835
	Lithia Motors Inc. Class A	425,269	124,833
	New York Times Co. Class A	2,507,850	124,389
	H&R Block Inc.	2,165,418	118,903
*	American Airlines Group Inc.	10,638,297	112,234
*	Aptiv plc	1,856,004	110,432
	Bath & Body Works Inc.	3,503,885	106,238
*	Mattel Inc.	5,341,994	103,795

		Shares	Market Value ($000)
[1]	Paramount Global Class B	8,673,724	103,738
	BorgWarner Inc.	3,537,929	101,362
*	Alaska Air Group Inc.	1,991,164	98,005
	VF Corp.	6,302,532	97,815
*	MGM Resorts International	3,233,756	95,848
*	Taylor Morrison Home Corp. Class A	1,563,614	93,879
	U-Haul Holding Co. (XNYS)	1,570,929	92,968
*	AutoNation Inc.	568,677	92,080
	Nexstar Media Group Inc. Class A	476,778	85,448
	Gap Inc.	3,965,726	81,734
*	Caesars Entertainment Inc.	3,258,472	81,462
	Whirlpool Corp.	895,988	80,755
	Meritage Homes Corp.	1,102,984	78,179
	Group 1 Automotive Inc.	203,554	77,747
	Lear Corp.	867,766	76,554
*	Valvoline Inc.	2,056,263	71,578
*	Lyft Inc. Class A	5,962,115	70,770
*	Asbury Automotive Group Inc.	317,827	70,189
[1]	Sirius XM Holdings Inc.	3,014,354	67,959
	Boyd Gaming Corp.	948,389	62,432
*	Abercrombie & Fitch Co. Class A	814,935	62,237
	Thor Industries Inc.	817,947	62,009
	PVH Corp.	900,041	58,179
	KB Home	992,256	57,670
*	Adtalem Global Education Inc.	572,723	57,639
	Kontoor Brands Inc.	895,068	57,401
*	Urban Outfitters Inc.	1,045,009	54,758
	Rush Enterprises Inc. Class A	1,014,036	54,160
*	SkyWest Inc.	619,838	54,155
	Macy's Inc.	4,267,056	53,594
*	Liberty Media Corp.-Liberty Live Class C	771,951	52,601
	Academy Sports & Outdoors Inc.	1,122,728	51,208
*	Brinker International Inc.	341,245	50,863
	TEGNA Inc.	2,606,638	47,493
	Travel + Leisure Co.	1,025,048	47,449
	Graham Holdings Co. Class B	49,155	47,231
	Penske Automotive Group Inc.	323,967	46,645
	Harley-Davidson Inc.	1,813,306	45,786
*	Tri Pointe Homes Inc.	1,412,613	45,091
	Nordstrom Inc.	1,735,583	42,435
*	Laureate Education Inc.	2,073,484	42,403
	Newell Brands Inc.	6,733,340	41,747
	Wendy's Co.	2,756,969	40,334
*	Penn Entertainment Inc.	2,469,257	40,274
	Signet Jewelers Ltd.	668,434	38,809
*	Goodyear Tire & Rubber Co.	4,149,343	38,340
	Advance Auto Parts Inc.	967,353	37,930
[1]	Cheesecake Factory Inc.	751,934	36,589
*	Capri Holdings Ltd.	1,812,193	35,755
	Polaris Inc.	862,227	35,300
	PriceSmart Inc.	396,851	34,863
	LCI Industries	391,358	34,216
*	Visteon Corp.	438,126	34,007
*	OPENLANE Inc.	1,729,603	33,347
	Marriott Vacations Worldwide Corp.	508,319	32,654
	American Eagle Outfitters Inc.	2,797,112	32,502
	HNI Corp.	722,586	32,047
	Strategic Education Inc.	377,616	31,705
*	Hanesbrands Inc.	5,426,989	31,314
*	Coty Inc. Class A	5,643,044	30,867
	Acushnet Holdings Corp.	442,655	30,393
	John Wiley & Sons Inc. Class A	656,087	29,235
	Dana Inc.	2,111,808	28,150
*	Central Garden & Pet Co. Class A	817,602	26,760
	Phinia Inc.	627,279	26,615
	La-Z-Boy Inc.	667,968	26,111
	Worthington Enterprises Inc.	485,779	24,333
*	M/I Homes Inc.	208,364	23,791
	Levi Strauss & Co. Class A	1,522,531	23,736
*	Victoria's Secret & Co.	1,271,959	23,633

		Shares	Market Value ($000)
	Carter's Inc.	553,465	22,637
*	Liberty Media Corp.-Liberty Live Class A	330,732	22,238
*	Foot Locker Inc.	1,535,162	21,646
*	LGI Homes Inc.	321,751	21,387
	MillerKnoll Inc.	1,102,715	21,106
	Papa John's International Inc.	501,983	20,621
*	Knowles Corp.	1,347,326	20,479
*	Helen of Troy Ltd.	369,770	19,779
*,1	Avis Budget Group Inc.	255,616	19,401
	Columbia Sportswear Co.	254,459	19,260
*	Under Armour Inc. Class A	3,058,874	19,118
	Upbound Group Inc.	789,694	18,921
	Buckle Inc.	492,876	18,887
	Red Rock Resorts Inc. Class A	412,947	17,909
[1]	Dillard's Inc. Class A	48,203	17,263
	Wolverine World Wide Inc.	1,235,245	17,182
*	Lions Gate Entertainment Corp. Class B	2,156,279	17,078
	PROG Holdings Inc.	627,327	16,687
*	G-III Apparel Group Ltd.	603,501	16,506
	Leggett & Platt Inc.	2,070,868	16,381
*	National Vision Holdings Inc.	1,274,619	16,290
	Camping World Holdings Inc. Class A	957,647	15,476
	Steelcase Inc. Class A	1,369,816	15,013
*	Sally Beauty Holdings Inc.	1,649,440	14,894
	Steven Madden Ltd.	554,746	14,778
	Oxford Industries Inc.	241,310	14,158
[1]	Kohl's Corp.	1,710,852	13,995
[1]	Cracker Barrel Old Country Store Inc.	360,120	13,980
*	Sphere Entertainment Co.	421,121	13,779
*	Topgolf Callaway Brands Corp.	1,933,183	12,740
	Sonic Automotive Inc. Class A	210,568	11,994
*	Under Armour Inc. Class C	2,001,057	11,906
*	Cars.com Inc.	994,988	11,213
*	JetBlue Airways Corp.	2,284,151	11,010
	Matthews International Corp. Class A	475,968	10,586
	Sinclair Inc.	587,119	9,353
*,1	U-Haul Holding Co.	142,083	9,287
	Interface Inc. Class A	448,114	8,891
	Bloomin' Brands Inc.	1,236,628	8,867
*	Lions Gate Entertainment Corp. Class A	947,644	8,387
[1]	Jack in the Box Inc.	289,838	7,881
*,1	Hertz Global Holdings Inc.	1,728,678	6,811
	Krispy Kreme Inc.	1,375,139	6,766
	Rush Enterprises Inc. Class B	107,244	6,061
*	BJ's Restaurants Inc.	174,572	5,981
	Sturm Ruger & Co. Inc.	135,591	5,327
*	Clear Channel Outdoor Holdings Inc.	4,360,491	4,840
*	Petco Health & Wellness Co. Inc. Class A	1,347,253	4,109
	Cricut Inc. Class A	734,266	3,781
*	American Axle & Manufacturing Holdings Inc.	901,775	3,670
*	Central Garden & Pet Co.	95,230	3,491
	Monro Inc.	229,701	3,324
*	ODP Corp.	228,683	3,277
[1]	Guess? Inc.	270,030	2,989
	Scholastic Corp.	154,070	2,909
[1]	Paramount Global Class A	126,381	2,875
*	Savers Value Village Inc.	385,130	2,657
			7,771,085
Consumer Staples (4.2%)
*	US Foods Holding Corp.	3,727,069	243,974
	Conagra Brands Inc.	7,722,154	205,950
*	Performance Food Group Co.	2,527,277	198,720
	J M Smucker Co.	1,635,529	193,663
	Molson Coors Beverage Co. Class B	2,768,749	168,534
	Bunge Global SA	2,167,347	165,629
	Ingredion Inc.	1,038,401	140,402
	Campbell's Co.	3,134,861	125,144
	Walgreens Boots Alliance Inc.	11,184,293	124,929
	Albertsons Cos. Inc. Class A	5,623,949	123,671

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	797,455	121,724
	Flowers Foods Inc.	3,070,020	58,361
*	Post Holdings Inc.	411,199	47,847
	Energizer Holdings Inc.	1,167,924	34,944
*,1	Pilgrim's Pride Corp.	575,429	31,367
	Spectrum Brands Holdings Inc.	404,423	28,936
*	United Natural Foods Inc.	920,902	25,223
	Edgewell Personal Care Co.	780,275	24,352
	Andersons Inc.	523,002	22,452
	Universal Corp.	379,529	21,273
*	Grocery Outlet Holding Corp.	1,496,344	20,919
	Reynolds Consumer Products Inc.	850,043	20,282
	Weis Markets Inc.	261,107	20,118
*	TreeHouse Foods Inc.	730,960	19,802
	Fresh Del Monte Produce Inc.	620,490	19,130
*	Herbalife Ltd.	1,555,321	13,422
	Seaboard Corp.	3,928	10,594
	Utz Brands Inc.	556,564	7,836
*	Hain Celestial Group Inc.	728,588	3,024
*	USANA Health Sciences Inc.	92,317	2,490
*	Olaplex Holdings Inc.	1,608,721	2,043
*	Smithfield Foods Inc.	20,864	425
			2,247,180
Energy (3.7%)
	Expand Energy Corp.	1,788,190	199,061
	Ovintiv Inc.	4,211,535	180,254
	DT Midstream Inc.	1,639,771	158,205
	Range Resources Corp.	3,709,035	148,102
	APA Corp.	5,985,030	125,805
	Chord Energy Corp.	988,971	111,477
	Antero Midstream Corp.	5,419,982	97,560
*	Antero Resources Corp.	2,391,277	96,703
	HF Sinclair Corp.	2,590,862	85,188
*	CNX Resources Corp.	2,287,578	72,013
	Permian Resources Corp.	5,124,449	70,974
	Archrock Inc.	2,693,712	70,683
	Murphy Oil Corp.	2,241,685	63,664
	California Resources Corp.	1,335,250	58,711
	Patterson-UTI Energy Inc.	5,938,591	48,815
	NOV Inc.	3,080,456	46,885
	Warrior Met Coal Inc.	850,000	40,562
	Crescent Energy Co. Class A	2,910,086	32,709
	Weatherford International plc	589,259	31,555
*	DNOW Inc.	1,709,831	29,204
	SM Energy Co.	925,885	27,730
	Peabody Energy Corp.	1,868,412	25,317
	PBF Energy Inc. Class A	1,305,912	24,930
	World Kinect Corp.	872,194	24,735
	Liberty Energy Inc. Class A	1,247,500	19,748
	Helmerich & Payne Inc.	723,502	18,898
*	MRC Global Inc.	1,310,139	15,040
	Delek US Holdings Inc.	960,812	14,479
*	Array Technologies Inc.	2,458,384	11,972
	CVR Energy Inc.	564,259	10,947
*	ProPetro Holding Corp.	1,418,709	10,427
	Vitesse Energy Inc.	344,248	8,465
	Core Laboratories Inc.	378,784	5,678
*	Shoals Technologies Group Inc. Class A	1,348,383	4,477
*,1	ProFrac Holding Corp. Class A	129,428	982
			1,991,955
Financials (21.4%)
	First Citizens BancShares Inc. Class A	152,543	282,833
	Equitable Holdings Inc.	4,979,894	259,403
	Unum Group	2,806,566	228,623
	Reinsurance Group of America Inc.	1,068,146	210,318
	East West Bancorp Inc.	2,242,739	201,308
	RenaissanceRe Holdings Ltd.	796,787	191,229
	Annaly Capital Management Inc.	9,356,652	190,034
	Carlyle Group Inc.	4,050,600	176,566

		Shares	Market Value ($000)
	Assurant Inc.	821,707	172,353
	Globe Life Inc.	1,288,673	169,744
	First Horizon Corp.	8,576,559	166,557
	Ally Financial Inc.	4,471,636	163,081
	Primerica Inc.	539,880	153,612
	SouthState Corp.	1,639,877	152,213
	American Financial Group Inc.	1,154,866	151,680
	Stifel Financial Corp.	1,594,613	150,308
	Old Republic International Corp.	3,691,807	144,793
	SEI Investments Co.	1,848,418	143,493
	Webster Financial Corp.	2,773,074	142,952
[1]	AGNC Investment Corp.	14,810,330	141,883
	Western Alliance Bancorp	1,697,582	130,425
	Commerce Bancshares Inc.	2,057,621	128,046
	Comerica Inc.	2,124,991	125,502
	Jefferies Financial Group Inc.	2,334,537	125,061
	Wintrust Financial Corp.	1,075,706	120,974
	Evercore Inc. Class A	601,267	120,085
	Zions Bancorp NA	2,392,579	119,294
	Axis Capital Holdings Ltd.	1,176,259	117,908
	Cullen/Frost Bankers Inc.	935,272	117,096
*	Mr. Cooper Group Inc.	977,389	116,896
	Old National Bancorp	5,160,351	109,348
	UMB Financial Corp.	1,056,939	106,857
	Popular Inc.	1,153,590	106,557
	Voya Financial Inc.	1,545,426	104,718
	Prosperity Bancshares Inc.	1,464,131	104,495
	First American Financial Corp.	1,579,958	103,693
[1]	Starwood Property Trust Inc.	5,185,901	102,525
	Synovus Financial Corp.	2,165,403	101,211
	Lincoln National Corp.	2,756,786	98,996
	Invesco Ltd.	6,517,210	98,866
	Franklin Resources Inc.	5,100,001	98,175
	MGIC Investment Corp.	3,926,493	97,298
	Rithm Capital Corp.	8,423,164	96,445
	SLM Corp.	3,233,999	94,983
	OneMain Holdings Inc.	1,938,533	94,755
	Jackson Financial Inc. Class A	1,116,507	93,541
	Essent Group Ltd.	1,595,857	92,113
	Hanover Insurance Group Inc.	523,094	90,992
	Selective Insurance Group Inc.	983,718	90,050
	Cadence Bank	2,955,419	89,727
	Columbia Banking System Inc.	3,391,686	84,589
	Home BancShares Inc.	2,895,109	81,845
	Glacier Bancorp Inc.	1,834,654	81,128
	FNB Corp.	5,817,390	78,244
	Radian Group Inc.	2,346,831	77,610
	White Mountains Insurance Group Ltd.	39,470	76,012
	United Bankshares Inc.	2,187,607	75,844
	Bank OZK	1,743,397	75,751
	Affiliated Managers Group Inc.	449,656	75,556
	Lazard Inc.	1,733,121	75,044
	Janus Henderson Group plc	2,057,771	74,388
	FirstCash Holdings Inc.	615,521	74,059
	TPG Inc. Class A	1,559,520	73,968
	First Financial Bankshares Inc.	1,966,129	70,623
	Hancock Whitney Corp.	1,323,686	69,427
	Assured Guaranty Ltd.	782,306	68,921
	Piper Sandler Cos.	273,254	67,674
	Valley National Bancorp	7,590,567	67,480
	Kemper Corp.	982,102	65,653
	CNO Financial Group Inc.	1,550,382	64,573
	Pinnacle Financial Partners Inc.	594,523	63,043
	Atlantic Union Bankshares Corp.	2,008,498	62,545
	Flagstar Financial Inc.	5,372,620	62,430
*	Enstar Group Ltd.	184,816	61,429
	Ameris Bancorp	1,061,488	61,110
	Associated Banc-Corp	2,555,064	57,566
	International Bancshares Corp.	905,684	57,112
	RLI Corp.	705,170	56,646

		Shares	Market Value ($000)
*	Axos Financial Inc.	877,551	56,620
*	Brighthouse Financial Inc.	960,236	55,684
*	Texas Capital Bancshares Inc.	744,401	55,607
	United Community Banks Inc.	1,929,829	54,286
	Fulton Financial Corp.	2,944,802	53,271
	BGC Group Inc. Class A	5,690,692	52,184
	Federated Hermes Inc. Class B	1,257,267	51,259
	Eastern Bankshares Inc.	3,125,560	51,259
	First Bancorp	2,651,112	50,822
	Virtu Financial Inc. Class A	1,331,249	50,747
	First Hawaiian Inc.	2,068,933	50,565
	Renasant Corp.	1,459,235	49,512
	WSFS Financial Corp.	952,851	49,424
*	Genworth Financial Inc. Class A	6,908,622	48,982
	Community Financial System Inc.	850,321	48,349
	Cathay General Bancorp	1,094,255	47,086
	PennyMac Financial Services Inc.	457,656	45,816
	WesBanco Inc.	1,468,456	45,463
	Bank of Hawaii Corp.	643,052	44,351
	Walker & Dunlop Inc.	519,458	44,341
[1]	Blackstone Mortgage Trust Inc. Class A	2,157,326	43,146
	Independent Bank Corp.	687,452	43,069
	Artisan Partners Asset Management Inc. Class A	1,075,943	42,069
	Simmons First National Corp. Class A	2,031,551	41,708
	BankUnited Inc.	1,209,297	41,648
	First Interstate BancSystem Inc. Class A	1,437,432	41,182
	CVB Financial Corp.	2,146,731	39,629
	BOK Financial Corp.	363,664	37,876
	Bread Financial Holdings Inc.	754,501	37,785
	WaFd Inc.	1,319,362	37,707
	First Financial Bancorp	1,466,587	36,635
	First Merchants Corp.	899,635	36,381
	Towne Bank	1,060,584	36,261
	Park National Corp.	235,279	35,621
	Banner Corp.	557,486	35,551
	Provident Financial Services Inc.	2,005,517	34,435
[1]	Arbor Realty Trust Inc.	2,912,561	34,223
	Pacific Premier Bancorp Inc.	1,560,253	33,265
	ServisFirst Bancshares Inc.	397,145	32,804
	BancFirst Corp.	294,775	32,387
	NBT Bancorp Inc.	725,074	31,106
	Trustmark Corp.	884,758	30,515
	OFG Bancorp	734,391	29,390
	Horace Mann Educators Corp.	659,398	28,176
	StepStone Group Inc. Class A	521,515	27,239
*	SiriusPoint Ltd.	1,574,798	27,228
	City Holding Co.	225,438	26,482
	Nelnet Inc. Class A	228,007	25,293
	Mercury General Corp.	448,046	25,046
	Northwest Bancshares Inc.	2,062,975	24,797
	First Commonwealth Financial Corp.	1,564,329	24,310
	National Bank Holdings Corp. Class A	615,668	23,562
	S&T Bancorp Inc.	618,975	22,933
	Victory Capital Holdings Inc. Class A	394,545	22,832
	Two Harbors Investment Corp.	1,682,894	22,483
	Hilltop Holdings Inc.	734,586	22,368
	Apollo Commercial Real Estate Finance Inc.	2,246,811	21,502
	Ladder Capital Corp.	1,862,133	21,247
[1]	ARMOUR Residential REIT Inc.	1,236,285	21,140
	Westamerica Bancorp	410,149	20,766
	PennyMac Mortgage Investment Trust	1,405,268	20,587
	Employers Holdings Inc.	399,858	20,249
	Hope Bancorp Inc.	1,856,195	19,434
	Compass Diversified Holdings	1,040,359	19,423
*	ProAssurance Corp.	827,630	19,325
	WisdomTree Inc.	2,141,099	19,099
	Virtus Investment Partners Inc.	107,873	18,593
	Berkshire Hills Bancorp Inc.	695,276	18,140
	Safety Insurance Group Inc.	228,056	17,989
*	LendingClub Corp.	1,742,618	17,984

		Shares	Market Value ($000)
	Enact Holdings Inc.	496,974	17,270
	MFA Financial Inc.	1,658,742	17,019
	Franklin BSP Realty Trust Inc.	1,330,097	16,945
	Cannae Holdings Inc.	913,552	16,745
	Safehold Inc.	866,979	16,230
	Chimera Investment Corp.	1,243,744	15,957
	Navient Corp.	1,215,907	15,357
	Brookline Bancorp Inc.	1,369,415	14,927
	Redwood Trust Inc.	2,139,833	12,989
*	PRA Group Inc.	605,957	12,495
*	Encore Capital Group Inc.	364,109	12,482
	Tompkins Financial Corp.	197,954	12,467
	BrightSpire Capital Inc. Class A	2,098,046	11,665
	F&G Annuities & Life Inc.	316,139	11,397
	Capitol Federal Financial Inc.	1,826,008	10,226
	KKR Real Estate Finance Trust Inc.	944,875	10,205
	GCM Grosvenor Inc. Class A	690,262	9,132
*	World Acceptance Corp.	51,155	6,474
	Eagle Bancorp Inc.	232,083	4,874
	TPG RE Finance Trust Inc.	524,199	4,272
	Claros Mortgage Trust Inc.	956,337	3,567
*	Columbia Financial Inc.	211,776	3,177
	Associated Capital Group Inc. Class A	20,341	779
*	loanDepot Inc. Class A	593,851	707
			11,455,491
Health Care (7.2%)
*	United Therapeutics Corp.	726,590	223,986
*	Tenet Healthcare Corp.	1,538,867	206,978
	Revvity Inc.	1,943,742	205,648
*	Solventum Corp.	2,235,850	170,014
*	Avantor Inc.	10,464,886	169,636
	Universal Health Services Inc. Class B	887,583	166,777
	Encompass Health Corp.	1,629,912	165,077
*	Henry Schein Inc.	2,008,928	137,591
*	Charles River Laboratories International Inc.	827,372	124,536
*	Jazz Pharmaceuticals plc	933,404	115,882
*	Hologic Inc.	1,815,081	112,118
	Teleflex Inc.	751,370	103,832
*	Illumina Inc.	1,281,302	101,659
*	DaVita Inc.	647,118	98,990
*	Align Technology Inc.	573,676	91,134
*	Madrigal Pharmaceuticals Inc.	267,911	88,740
	Viatris Inc.	9,655,028	84,095
*	Elanco Animal Health Inc.	8,001,908	84,020
*	Moderna Inc.	2,808,798	79,629
*	Bio-Rad Laboratories Inc. Class A	315,469	76,836
*	Prestige Consumer Healthcare Inc.	801,423	68,898
*	Integer Holdings Corp.	543,857	64,181
	Organon & Co.	4,166,491	62,039
	Perrigo Co. plc	2,207,149	61,888
*	Nuvalent Inc. Class A	749,270	53,138
*	ICU Medical Inc.	376,299	52,253
*	Amedisys Inc.	529,894	49,084
*	Envista Holdings Corp.	2,785,688	48,081
	DENTSPLY SIRONA Inc.	3,215,912	48,046
*	Acadia Healthcare Co. Inc.	1,427,574	43,284
	Patterson Cos. Inc.	1,288,171	40,242
	Concentra Group Holdings Parent Inc.	1,751,134	38,000
*	Enovis Corp.	921,578	35,213
*,1	Summit Therapeutics Inc.	1,790,127	34,532
*	QuidelOrtho Corp.	979,289	34,246
*	Biohaven Ltd.	1,308,780	31,463
*	Ligand Pharmaceuticals Inc.	290,405	30,533
	Select Medical Holdings Corp.	1,773,384	29,616
[1]	Premier Inc. Class A	1,477,166	28,480
*	Supernus Pharmaceuticals Inc.	857,828	28,094
*	Avidity Biosciences Inc.	916,846	27,065
*	Surgery Partners Inc.	1,131,050	26,862
*	Omnicell Inc.	749,319	26,196

		Shares	Market Value ($000)
*	CG oncology Inc.	984,129	24,101
*	Integra LifeSciences Holdings Corp.	1,061,873	23,351
*	Azenta Inc.	628,385	21,767
*	Amneal Pharmaceuticals Inc.	2,506,329	21,003
*,1	BrightSpring Health Services Inc.	1,127,347	20,394
*	Pediatrix Medical Group Inc.	1,388,543	20,120
*	Immunovant Inc.	1,099,231	18,786
	National HealthCare Corp.	199,839	18,545
*	Pacira BioSciences Inc.	709,657	17,635
*	Innoviva Inc.	861,857	15,625
*	Iovance Biotherapeutics Inc.	4,437,817	14,778
*	Myriad Genetics Inc.	1,398,332	12,403
	Embecta Corp.	940,529	11,992
*	Healthcare Services Group Inc.	1,188,901	11,984
*	Fortrea Holdings Inc.	1,451,162	10,956
*	Owens & Minor Inc.	1,185,094	10,701
*	Avanos Medical Inc.	706,959	10,131
*	Brookdale Senior Living Inc.	1,538,428	9,631
*	AdaptHealth Corp. Class A	818,316	8,871
*	Dyne Therapeutics Inc.	778,013	8,138
*	Day One Biopharmaceuticals Inc.	614,893	4,876
*,1	OPKO Health Inc.	2,208,259	3,666
*,1	Metsera Inc.	125,021	3,403
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			3,891,469
Industrials (22.0%)
	Smurfit WestRock plc	8,420,420	379,424
	EMCOR Group Inc.	735,656	271,921
	Carlisle Cos. Inc.	720,864	245,454
	RPM International Inc.	2,079,974	240,611
	Pentair plc	2,666,408	233,257
*	Builders FirstSource Inc.	1,838,175	229,662
	IDEX Corp.	1,226,038	221,876
	Booz Allen Hamilton Holding Corp.	2,048,879	214,272
	AECOM	2,146,654	199,059
	Owens Corning	1,383,879	197,646
	Stanley Black & Decker Inc.	2,498,124	192,056
	CH Robinson Worldwide Inc.	1,824,400	186,819
	Allegion plc	1,396,008	182,123
	Crown Holdings Inc.	1,935,416	172,755
	ITT Inc.	1,316,885	170,089
	CNH Industrial NV	13,133,970	161,285
	AptarGroup Inc.	1,075,760	159,621
*	API Group Corp.	4,041,309	144,517
	Genpact Ltd.	2,853,150	143,742
	Hubbell Inc. Class B	434,122	143,655
	nVent Electric plc	2,669,731	139,947
	Applied Industrial Technologies Inc.	620,863	139,905
	Allison Transmission Holdings Inc.	1,383,513	132,361
	Acuity Inc.	500,859	131,901
*	Middleby Corp.	867,541	131,849
	Donaldson Co. Inc.	1,932,053	129,563
	Huntington Ingalls Industries Inc.	633,051	129,168
	Tetra Tech Inc.	4,336,310	126,837
	Graphic Packaging Holding Co.	4,856,882	126,085
	Berry Global Group Inc.	1,779,732	124,243
*	Beacon Roofing Supply Inc.	1,002,868	124,055
	WESCO International Inc.	789,422	122,597
	Regal Rexnord Corp.	1,072,094	122,058
	Fortune Brands Innovations Inc.	1,983,060	120,729
	Crane Co.	787,015	120,555
*	Axalta Coating Systems Ltd.	3,529,131	117,061
*	Aurora Innovation Inc. Class A	16,868,695	113,442
	Esab Corp.	930,293	108,379
	Knight-Swift Transportation Holdings Inc. Class A	2,489,433	108,265
	Textron Inc.	1,476,830	106,701
	Flowserve Corp.	2,131,374	104,096
	Oshkosh Corp.	1,052,626	99,031

		Shares	Market Value ($000)
*	Fluor Corp.	2,730,633	97,811
*	XPO Inc.	900,959	96,925
*	FTI Consulting Inc.	581,155	95,356
	AGCO Corp.	1,025,609	94,941
*	Kirby Corp.	924,182	93,352
	Louisiana-Pacific Corp.	1,014,731	93,335
	Valmont Industries Inc.	324,296	92,544
*	Mohawk Industries Inc.	810,033	92,490
	Watts Water Technologies Inc. Class A	442,661	90,267
	GATX Corp.	575,936	89,426
	MSA Safety Inc.	603,263	88,493
	Ryder System Inc.	612,760	88,121
	MKS Instruments Inc.	1,090,034	87,366
	Robert Half Inc.	1,570,719	85,683
*	Knife River Corp.	915,883	82,622
	Moog Inc. Class A	458,651	79,507
	Vontier Corp.	2,405,669	79,026
	Air Lease Corp. Class A	1,621,673	78,343
	Zurn Elkay Water Solutions Corp.	2,338,496	77,124
	Sonoco Products Co.	1,589,660	75,096
	Silgan Holdings Inc.	1,382,179	70,657
	Matson Inc.	537,272	68,862
	ADT Inc.	8,431,072	68,629
*	Gates Industrial Corp. plc	3,718,885	68,465
	Sealed Air Corp.	2,358,159	68,151
	Belden Inc.	651,477	65,311
	Maximus Inc.	915,688	62,441
	Arcosa Inc.	789,112	60,856
	Boise Cascade Co.	613,686	60,196
	Sensata Technologies Holding plc	2,419,703	58,726
	EnerSys	637,876	58,417
	Western Union Co.	5,467,133	57,842
	Brunswick Corp.	1,065,159	57,359
	Brink's Co.	663,023	57,126
	Korn Ferry	834,507	56,605
	MSC Industrial Direct Co. Inc. Class A	722,959	56,152
	Enpro Inc.	342,818	55,465
	Otter Tail Corp.	676,700	54,386
	Griffon Corp.	730,502	52,231
*	OSI Systems Inc.	258,190	50,177
	HB Fuller Co.	884,547	49,641
	Atmus Filtration Technologies Inc.	1,340,613	49,241
	Insperity Inc.	542,085	48,370
	Brady Corp. Class A	679,951	48,032
	H&E Equipment Services Inc.	503,477	47,725
	ABM Industries Inc.	1,006,486	47,667
	Primoris Services Corp.	826,050	47,424
*	Amentum Holdings Inc.	2,558,532	46,565
*	Hayward Holdings Inc.	3,318,316	46,191
*	GMS Inc.	627,962	45,948
*	Mirion Technologies Inc. Class A	3,108,296	45,070
*,1	Joby Aviation Inc.	7,426,571	44,708
	McGrath RentCorp	397,190	44,247
	ManpowerGroup Inc.	755,398	43,722
*	ASGN Inc.	685,467	43,198
	UniFirst Corp.	242,787	42,245
	Alight Inc. Class A	6,891,989	40,870
	Crane NXT Co.	787,075	40,456
*	Resideo Technologies Inc.	2,272,782	40,228
	Terex Corp.	1,020,523	38,555
	AZZ Inc.	459,264	38,399
	TriNet Group Inc.	480,759	38,095
	EVERTEC Inc.	1,029,161	37,842
*	GXO Logistics Inc.	966,796	37,782
	Trinity Industries Inc.	1,323,200	37,129
	Hub Group Inc. Class A	936,420	34,807
	Albany International Corp. Class A	499,910	34,514
*	Dycom Industries Inc.	224,205	34,155
*	CoreCivic Inc.	1,673,150	33,948
	Atkore Inc.	556,511	33,385

		Shares	Market Value ($000)
	ESCO Technologies Inc.	208,743	33,215
	Standex International Corp.	192,489	31,066
*	NCR Atleos Corp.	1,172,711	30,936
*	AAR Corp.	551,978	30,905
*	O-I Glass Inc.	2,492,552	28,590
*	Hillman Solutions Corp.	3,192,503	28,062
	Werner Enterprises Inc.	950,952	27,863
	Hillenbrand Inc.	1,139,291	27,503
	ArcBest Corp.	378,565	26,719
	Kennametal Inc.	1,251,572	26,659
	Granite Construction Inc.	351,339	26,491
	REV Group Inc.	800,015	25,280
	Greenbrier Cos. Inc.	481,967	24,686
	Pitney Bowes Inc.	2,661,389	24,086
*	Air Transport Services Group Inc.	1,012,698	22,725
	Greif Inc. Class A	397,185	21,841
*	Huron Consulting Group Inc.	142,990	20,512
	Vestis Corp.	1,811,707	17,936
*	First Advantage Corp.	1,256,946	17,710
	Helios Technologies Inc.	538,680	17,286
	Apogee Enterprises Inc.	355,172	16,455
*	Janus International Group Inc.	2,155,977	15,523
*	Everus Construction Group Inc.	412,319	15,293
*	AMN Healthcare Services Inc.	617,828	15,112
	TriMas Corp.	623,575	14,610
*	Thermon Group Holdings Inc.	517,798	14,421
	Kforce Inc.	293,721	14,360
	Quanex Building Products Corp.	763,801	14,199
*	Proto Labs Inc.	392,049	13,737
	Schneider National Inc. Class B	598,328	13,672
	Astec Industries Inc.	368,926	12,710
	International Seaways Inc.	378,040	12,551
*	BrightView Holdings Inc.	927,019	11,903
	Deluxe Corp.	718,804	11,364
*	Cimpress plc	240,917	10,897
	Pactiv Evergreen Inc.	584,454	10,526
*	Triumph Group Inc.	313,081	7,933
*	American Woodmark Corp.	121,789	7,165
	Hyster-Yale Inc.	161,293	6,700
	Heartland Express Inc.	698,944	6,444
	Gorman-Rupp Co.	169,727	5,957
*	Karman Holdings Inc.	162,738	5,439
*,1	Centuri Holdings Inc.	286,407	4,694
*	Forward Air Corp.	199,080	4,000
*	JELD-WEN Holding Inc.	650,771	3,885
*	TaskUS Inc. Class A	280,640	3,825
	Wabash National Corp.	325,525	3,597
	Kronos Worldwide Inc.	372,216	2,784
	Greif Inc. Class B	34,626	2,053
*	ZipRecruiter Inc. Class A	245,068	1,443
			11,788,036
Real Estate (8.9%)
	Kimco Realty Corp.	10,905,837	231,640
	Regency Centers Corp.	2,934,110	216,420
	Gaming & Leisure Properties Inc.	4,223,902	214,997
	Camden Property Trust	1,727,113	211,226
*	Jones Lang LaSalle Inc.	766,709	190,075
	Omega Healthcare Investors Inc.	4,559,553	173,628
	BXP Inc.	2,302,129	154,680
	EastGroup Properties Inc.	841,644	148,256
	Federal Realty Investment Trust	1,386,141	135,592
	Agree Realty Corp.	1,735,062	133,930
	Brixmor Property Group Inc.	4,949,350	131,405
	NNN REIT Inc.	3,034,241	129,410
	First Industrial Realty Trust Inc.	2,141,851	115,574
	Healthpeak Properties Inc.	5,658,786	114,421
	WP Carey Inc.	1,770,265	111,722
	STAG Industrial Inc.	3,018,257	109,020
	Vornado Realty Trust	2,778,765	102,787

		Shares	Market Value ($000)
*	Zillow Group Inc. Class C	1,389,419	95,259
	Lamar Advertising Co. Class A	711,643	80,971
	Cousins Properties Inc.	2,712,414	80,016
*	Compass Inc. Class A	8,374,905	73,113
	Rayonier Inc.	2,525,367	70,407
	Macerich Co.	4,020,690	69,035
	Sabra Health Care REIT Inc.	3,848,941	67,241
	SL Green Realty Corp.	1,148,713	66,281
	EPR Properties	1,230,561	64,740
*	GEO Group Inc.	2,149,023	62,773
	Kilroy Realty Corp.	1,911,230	62,612
	Tanger Inc.	1,824,602	61,653
[1]	HA Sustainable Infrastructure Capital Inc.	1,929,709	56,425
*	Millrose Properties Inc.	1,995,468	52,900
	Broadstone Net Lease Inc.	3,054,384	52,047
	National Health Investors Inc.	702,185	51,863
	Highwoods Properties Inc.	1,741,142	51,608
	COPT Defense Properties	1,823,258	49,720
	Apple Hospitality REIT Inc.	3,491,107	45,070
[1]	Medical Properties Trust Inc.	7,285,016	43,929
	Douglas Emmett Inc.	2,708,962	43,343
	Acadia Realty Trust	1,936,194	40,563
	LXP Industrial Trust	4,545,141	39,316
	Urban Edge Properties	2,029,696	38,564
*	Cushman & Wakefield plc	3,716,631	37,984
	American Healthcare REIT Inc.	1,238,099	37,514
	Curbline Properties Corp.	1,529,467	36,998
	Phillips Edison & Co. Inc.	1,012,746	36,955
	Outfront Media Inc.	2,227,829	35,957
	Park Hotels & Resorts Inc.	2,941,860	31,419
	PotlatchDeltic Corp.	605,461	27,318
	LTC Properties Inc.	735,307	26,067
	Getty Realty Corp.	801,220	24,982
	DigitalBridge Group Inc.	2,820,065	24,873
	Elme Communities	1,424,160	24,780
	DiamondRock Hospitality Co.	3,190,571	24,631
	Newmark Group Inc. Class A	1,938,711	23,594
	Veris Residential Inc.	1,278,259	21,628
	JBG SMITH Properties	1,334,009	21,491
*	Zillow Group Inc. Class A	317,196	21,208
	Alexander & Baldwin Inc.	1,175,062	20,246
	Apartment Investment & Management Co. Class A	2,181,937	19,201
	Uniti Group Inc.	3,753,635	18,918
	Centerspace	270,614	17,522
	InvenTrust Properties Corp.	595,278	17,483
	Empire State Realty Trust Inc. Class A	2,145,648	16,779
	Sunstone Hotel Investors Inc.	1,625,899	15,300
	American Assets Trust Inc.	741,825	14,940
	Piedmont Office Realty Trust Inc. Class A	2,010,806	14,820
	Marcus & Millichap Inc.	408,281	14,065
	Global Net Lease Inc.	1,585,839	12,750
	Innovative Industrial Properties Inc.	229,188	12,397
[1]	eXp World Holdings Inc.	1,246,014	12,186
	Brandywine Realty Trust	2,659,947	11,863
	SITE Centers Corp.	805,909	10,348
	Xenia Hotels & Resorts Inc.	819,823	9,641
	RLJ Lodging Trust	1,167,653	9,213
	Saul Centers Inc.	195,535	7,053
*	Forestar Group Inc.	286,913	6,065
	Bridge Investment Group Holdings Inc. Class A	614,812	5,890
	Summit Hotel Properties Inc.	843,634	4,564
	Alexander's Inc.	16,544	3,460
	RMR Group Inc. Class A	121,466	2,022
*,2	Spirit MTA REIT	334,911	30
			4,778,387
Technology (6.0%)
*	F5 Inc.	932,695	248,349
	Jabil Inc.	1,677,976	228,322
	Skyworks Solutions Inc.	2,600,470	168,068

		Shares	Market Value ($000)
*	EPAM Systems Inc.	871,759	147,188
	Leidos Holdings Inc.	1,061,013	143,173
*	CACI International Inc. Class A	362,708	133,085
*	Qorvo Inc.	1,510,979	109,410
	KBR Inc.	2,142,648	106,725
	TD SYNNEX Corp.	1,023,693	106,423
*	Akamai Technologies Inc.	1,215,920	97,882
*	Sandisk Corp.	1,873,341	89,190
	Science Applications International Corp.	790,809	88,784
*	Arrow Electronics Inc.	844,048	87,638
*	Cirrus Logic Inc.	859,777	85,681
*	Insight Enterprises Inc.	514,100	77,110
*	CCC Intelligent Solutions Holdings Inc.	8,409,703	75,940
*	Rubrik Inc. Class A	1,197,780	73,041
	Avnet Inc.	1,399,469	67,300
*	Sanmina Corp.	834,926	63,605
*	Kyndryl Holdings Inc.	1,882,250	59,103
*	Plexus Corp.	437,454	56,051
*	IAC Inc.	1,171,802	53,833
*	Parsons Corp.	863,727	51,141
*	DXC Technology Co.	2,929,018	49,940
	Concentrix Corp.	884,738	49,227
	Dun & Bradstreet Holdings Inc.	5,357,188	47,893
*	Synaptics Inc.	633,964	40,396
	Progress Software Corp.	701,633	36,141
	Amkor Technology Inc.	1,995,816	36,044
*	Teradata Corp.	1,530,455	34,405
*	TTM Technologies Inc.	1,569,315	32,187
	Vishay Intertechnology Inc.	1,997,536	31,761
*	RingCentral Inc. Class A	1,243,639	30,793
*	Informatica Inc. Class A	1,673,141	29,196
	CSG Systems International Inc.	443,232	26,802
*	Ziff Davis Inc.	693,157	26,049
*	Blackbaud Inc.	398,277	24,713
*	IPG Photonics Corp.	378,605	23,905
*,1	SoundHound AI Inc. Class A	2,918,237	23,696
*	NetScout Systems Inc.	1,102,834	23,171
	Adeia Inc.	1,652,305	21,843
	Benchmark Electronics Inc.	553,543	21,051
*	NCR Voyix Corp.	2,134,519	20,812
*	Verint Systems Inc.	1,007,656	17,987
*,1	Trump Media & Technology Group Corp.	801,055	15,653
	SolarWinds Corp.	832,881	15,350
*	ScanSource Inc.	341,620	11,618
*,1	ServiceTitan Inc. Class A	121,891	11,593
*	Couchbase Inc.	635,174	10,004
	Xerox Holdings Corp.	1,808,159	8,733
*,1	SailPoint Inc.	450,210	8,441
*	E2open Parent Holdings Inc.	4,003,681	8,007
*	Core Scientific Inc.	1,070,719	7,752
*	N-able Inc.	1,061,746	7,528
	Shutterstock Inc.	395,158	7,362
*	MaxLinear Inc. Class A	616,145	6,691
*	Vimeo Inc.	1,068,708	5,621
*	Bumble Inc. Class A	962,080	4,175
*,1	Getty Images Holdings Inc.	1,997,081	3,455
*	Angi Inc. Class A	183,479	2,827
*,1	Coreweave Inc. Class A	30,998	1,149
[1]	Ingram Micro Holding Corp.	9,369	166
			3,201,179
Telecommunications (1.2%)
	Juniper Networks Inc.	5,390,340	195,077
*	Frontier Communications Parent Inc.	4,039,675	144,863
*	Lumen Technologies Inc.	14,761,164	57,864
*	EchoStar Corp. Class A	2,132,759	54,556
	Telephone & Data Systems Inc.	1,384,852	53,649
*,1	AST SpaceMobile Inc. Class A	2,268,828	51,593
*	Viavi Solutions Inc.	3,593,757	40,214
*	Viasat Inc.	1,984,485	20,678

			Shares	Market Value ($000)
		Cable One Inc.	72,733	19,330
*		United States Cellular Corp.	210,229	14,537
*		Altice USA Inc. Class A	3,610,727	9,605
				661,966
Utilities (5.8%)
		Atmos Energy Corp.	2,567,892	396,945
		NRG Energy Inc.	3,204,358	305,888
		Pinnacle West Capital Corp.	1,926,780	183,526
		Essential Utilities Inc.	4,442,674	175,619
		NiSource Inc.	3,801,298	152,394
		OGE Energy Corp.	3,254,165	149,561
*		Talen Energy Corp.	743,572	148,469
		AES Corp.	11,503,078	142,868
		Evergy Inc.	1,765,469	121,729
		National Fuel Gas Co.	1,464,949	116,009
		UGI Corp.	3,475,250	114,927
		IDACORP Inc.	873,239	101,488
		New Jersey Resources Corp.	1,622,485	79,599
		Portland General Electric Co.	1,769,043	78,899
		TXNM Energy Inc.	1,459,261	78,041
		ONE Gas Inc.	968,702	73,224
		Southwest Gas Holdings Inc.	985,070	70,728
		Black Hills Corp.	1,158,637	70,271
		Spire Inc.	896,728	70,169
		ALLETE Inc.	936,710	61,542
		Northwestern Energy Group Inc.	992,183	57,418
		MDU Resources Group Inc.	3,305,674	55,899
		MGE Energy Inc.	590,621	54,904
		Avista Corp.	1,296,305	54,276
		American States Water Co.	617,309	48,570
		Clearway Energy Inc. Class C	1,340,164	40,567
*		Hawaiian Electric Industries Inc.	2,790,198	30,553
		Northwest Natural Holding Co.	649,275	27,737
*,1		NuScale Power Corp.	1,390,215	19,686
		Clearway Energy Inc. Class A	559,919	15,935
		Excelerate Energy Inc. Class A	255,143	7,318
				3,104,759
Total Common Stocks (Cost $42,867,762)				53,594,733
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $360,714)	4.342%	3,610,156	360,980
Total Investments (100.6%) (Cost $43,228,476)				53,955,713
Other Assets and Liabilities—Net (-0.6%)				(310,301)
Net Assets (100%)				53,645,412
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $316,697.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $343,830 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	302	30,609	(1,365)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Albemarle Corp.	8/29/25	BANA	10,399	(4.337)	—	(657)
Blackstone Mortgage Trust Inc. Class A	1/30/26	GSI	10,008	(4.337)	—	(198)
					—	(855)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	53,594,703	—	30	53,594,733
Temporary Cash Investments	360,980	—	—	360,980
Total	53,955,683	—	30	53,955,713

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,365)	—	—	(1,365)
Swap Contracts	—	(855)	—	(855)
Total	(1,365)	(855)	—	(2,220)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.